NOTES PAYABLE (Details Narrative)	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended			13 Months Ended	36 Months Ended
	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Proceeds from Notes Payable								$ 566,268
Amortization of Debt Discount (Premium)				$ 31,428	$ 220,000	$ 220,000	220,000
Ensysce Biosciences, Inc [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 4,750,000		4,750,000				4,400,000	3,300,000		$ 4,750,000	$ 4,400,000
Proceeds from Notes Payable			50,000				$ 700,000	400,000
Interest Expense, Debt			109,381	83,438
Amortization of Debt Discount (Premium)			$ 174,412	$ 246,211
Debt Instrument, Convertible, Remaining Discount Amortization Period			1 year 1 month 6 days
Debt Instrument, Interest Rate, Effective Percentage	50.70%		50.70%							50.70%
Ensysce Biosciences, Inc [Member] | 2015 Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount												$ 873,000
Debt Conversion, Converted Instrument, Amount									$ 100,000
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Debt conversion percentage									80.00%
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							10.00%				10.00%
Proceeds from Issuance of Unsecured Debt											$ 3,500,000
Debt Instrument, Convertible, Conversion Ratio											0.50
Proceeds from Notes Payable											$ 5,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 0.25				$ 0.25
Dividends											$ 55,000,000
Debt Instrument, Description											The promissory notes also include a change in control call option whereby, upon the close of a sale of Ensysce, other than an initial public offering, Ensysce has the right to prepay the promissory notes at 200% of the principal outstanding plus all accrued and unpaid interest.
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member] | Stockholder and Board Member [Member]
Short-term Debt [Line Items]
Proceeds from Issuance of Unsecured Debt											$ 2,500,000
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member] | Unrelated Party [Member]
Short-term Debt [Line Items]
Proceeds from Issuance of Unsecured Debt											$ 1,000,000
Ensysce Biosciences, Inc [Member] | 2020 Promissory Notes Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							10.00%				10.00%
Proceeds from Issuance of Unsecured Debt							$ 100,000
Ensysce Biosciences, Inc [Member] | 2020 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 700,000		$ 700,000				$ 700,000			$ 700,000	$ 700,000
Debt Instrument, Maturity Date, Description							July 2022
Interest Expense, Debt							$ 381,886	292,260
Amortization of Debt Discount (Premium)							613,610	$ 666,689
Debt Instrument, Convertible, Remaining Discount Amortization Period								1 year 2 months 12 days
Debt Instrument, Interest Rate, Effective Percentage								55.40%
Ensysce Biosciences, Inc [Member] | 2020 Convertible Notes [Member] | Covistat, Inc. [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount							$ 10,000,000.0
Debt Instrument, Interest Rate, Stated Percentage							10.00%				10.00%
Proceeds from Issuance of Unsecured Debt							$ 700,000
Proceeds from Notes Payable							2,000,000.0
Dividends							$ 10,000,000.0
[custom:SalesPercentage]							80.00%
Ensysce Biosciences, Inc [Member] | 2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	50,000		$ 50,000							50,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Proceeds from Issuance of Unsecured Debt		$ 50,000
Debt Instrument, Convertible, Conversion Ratio			0.80
Proceeds from Notes Payable			$ 10,000,000.0
Debt Instrument, Maturity Date		Jan. 28, 2023
Ensysce Biosciences, Inc [Member] | 2021 Promissory Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 300,000		$ 300,000							$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%		10.00%							10.00%
Proceeds from Issuance of Unsecured Debt										$ 300,000
Proceeds from Notes Payable	$ 2,000,000.0
Debt Instrument, Maturity Date	Jun. 30, 2022